ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Components of Accounts Receivable, Net
Components of accounts receivable, net are as follows:

	December 31,
	2025	2024
Hotel	$1,721	$1,752
Other	177	235

Sub-total	1,898	1,987
Less: allowances for credit losses	(11)	(11)

Accounts receivable, net	$1,887	$1,976

The Company’s allowances for credit losses as of December 31, 2025 and 2024 were from its hotel receivables.

Movement in Allowances for Credit Losses
Movement in the allowances for credit losses are as follows:

	$		$		$
	Year Ended December 31,
	2025		2024		2023
Balance at beginning of year		$11		$10		$—
Provision for credit losses		—		1		10

Balance at end of year		$11		$11		$10